SUBSEQUENT EVENTS (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Oct. 21, 2024	Oct. 18, 2024	Mar. 08, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 17, 2023
Subsequent Event [Line Items]
Common stock, par value				$ 0.007		$ 0.007	$ 0.007
Exercise price				$ 3.53
Gross proceeds from warrant exercise				$ 1,343,377			$ 7,713,310
Rent expense						$ 112,124	$ 65,043
Tradeable Warrant [Member]
Subsequent Event [Line Items]
Warrants issued				1,601,259				73,568
Non-Tradeable Warrant [Member]
Subsequent Event [Line Items]
Warrants issued				3,269,791				73,568
Subsequent Event [Member] | Tradeable Warrant [Member]
Subsequent Event [Line Items]
Warrants issued			1,601,258
Subsequent Event [Member] | Non-Tradeable Warrant [Member]
Subsequent Event [Line Items]
Warrants issued			2,704,554
Subsequent Event [Member] | Registered Direct Offering [Member]
Subsequent Event [Line Items]
Number of shares issued	2,048,294
Common stock, par value	$ 0.007
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued			1,600,000
Common stock, par value			$ 0.007
Warrants to purchase common stock		2,662,782
Exercise price		$ 1.50	$ 1.64
Gross proceeds from warrant exercise		$ 2,662,782
Warrants issued			1,600,000
Warrants description			Base Share Price shall not be less than $3.0625 (50% of the public offering price of the Units sold in the Company’s initial public offering) (subject to adjustment for reverse and forward stock splits, recapitalizations and similar transactions).
Exercise price, reduced			$ 3.0625
Subsequent Event [Member] | Placement Agency Agreement [Member]
Subsequent Event [Line Items]
Exercise price		$ 1.50
Percentage of cash fee		800.00%
Out-of-pocket expenses		$ 75,000
Warrants issued		61,448